Share-based payment arrangements (Details) - CubeBio Co., Ltd. [Member] - shares			1 Months Ended			6 Months Ended	12 Months Ended
	Oct. 01, 2015	[1],[2]	Jun. 15, 2020	Jun. 29, 2016	[3],[4]	Jun. 30, 2026	Dec. 31, 2025
Entity Information [Line Items]
Number of instruments	9,500,000		7,000,000	85,638		16,585,638	16,585,638
Vesting condition	2 years’ service from grant date		2 years’ service from grant date	2 years’ service from grant date
Contractual life of options	9 years		7 years	9 years
Type	Equity-settled		Equity-settled	Equity-settled
Underlying assets	CUBEBIO Co., Ltd.’s ordinary shares		CUBEBIO Co., Ltd.’s ordinary shares	CUBEBIO Co., Ltd.’s ordinary shares

[1]	The options granted as of October 1, 2015 have been fully vested. Certain of these options were exercised, and the remaining options expired upon reaching the end of their contractual life. As of December 31, 2025, there were no exercisable options outstanding related to this grant
[2]	The options granted as of October 1, 2015 have been fully vested. Certain of these options were exercised, and the remaining options expired upon reaching the end of their contractual life. As of June 30, 2026, there were no exercisable options outstanding related to this grant.
[3]	The options granted as of June 29, 2016 have been fully vested and exercised. As of December 31, 2025, there were no exercisable options outstanding related to this grant.
[4]	The options granted as of June 29, 2016 have been fully vested and exercised. As of June 30, 2026, there were no exercisable options outstanding related to this grant.